Federated Municipal High Yield Advantage Fund
A Portfolio of Federated Municipal Securities Income Trust
CLASS A SHARES (TICKER FMOAX)
CLASS B SHARES (TICKER FMOBX)
CLASS C SHARES (TICKER FMNCX)
CLASS F SHARES (TICKER FHTFX)
INSTITUTIONAL SHARES (TICKER FMYIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED OCTOBER 31, 2016
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
April 26, 2017
Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453793 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Municipal High Yield Advantage Fund
A Portfolio of Federated Municipal Securities Income Trust
CLASS A SHARES (TICKER FMOAX)
CLASS B SHARES (TICKER FMOBX)
CLASS C SHARES (TICKER FMNCX)
CLASS F SHARES (TICKER FHTFX)
INSTITUTIONAL SHARES (TICKER FMYIX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2016
1. Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
2. Please add the following after the sub-section entitled “Fair Valuation”:
“Commissions on Certain Shares
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of IS Shares. However, if you purchase IS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of IS Shares will be made at the applicable net asset value (before imposition of the commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund's Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
Shares of the Fund are available in other share classes that have different fees and expenses.”
3. Please add the following as the second to last sentence of the section entitled “Additional Payments to Financial Intermediaries”:
“In addition, as discussed above in “Commissions on Certain Shares,” if you purchase IS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.”
April 26, 2017
Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453792 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.